Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income (loss)	$ (1,358)	$ 1,284	$ 1,119
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	1,702	1,151	791
Provision (benefit) for deferred income taxes	4	25	50
Impairment of goodwill	1,098	0	0
Impairment of equity-method investments	1,359	0	0
Impairment of and net (gain) loss on sale of Property, plant, and equipment	150	68	7
Amortization of stock-based awards	27	9	0
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(67)	(169)	21
Inventories	105	(36)	(17)
Other current assets and deferred charges	2	(43)	25
Accounts payable	(128)	(42)	(32)
Accrued liabilities	(15)	(233)	171
Affiliate accounts receivable and payable – net	0	9	(1)
Other, including changes in noncurrent assets and liabilities	(218)	322	35
Net cash provided by operating activities	2,661	2,345	2,169
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(306)	572	224
Proceeds from long-term debt	7,675	4,386	2,699
Payments of long-term debt	(4,699)	(1,157)	(2,080)
Proceeds from sales of common units	59	55	1,962
Contributions from general partner	14	13	53
Distributions to limited partners and general partner	(2,686)	(2,448)	(1,846)
Distributions to noncontrolling interests	(87)	(243)	0
Contributions from noncontrolling interests	111	334	398
Contributions from The Williams Companies, Inc. – net	20	73	221
Payments for debt issuance costs	(33)	(24)	(12)
Special distribution from Gulfstream	396	0	0
Contribution to Gulfstream for repayment of debt	(248)	0	0
Other – net	(1)	24	(24)
Net cash provided by financing activities	215	1,585	1,595
INVESTING ACTIVITIES:
Capital expenditures (1)	(2,795)	(3,692)	(3,316)
Net proceeds from dispositions	3	34	3
Purchase of business	(112)	0	0
Purchase of business from affiliate	0	0	25
Purchases of and contributions to equity-method investments	(594)	(468)	(439)
Other – net	547	257	(9)
Net cash used by investing activities	(2,951)	(3,869)	(3,736)
Increase (decrease) in cash and cash equivalents	(75)	61	28
Cash and cash equivalents at beginning of year	171	110	82
Cash and cash equivalents at end of year	96	171	110
(1) Increases to property, plant, and equipment	(2,649)	(3,571)	(3,333)
Changes in related accounts payable and accrued liabilities	(146)	(121)	17
Capital expenditures (1)	$ (2,795)	$ (3,692)	$ (3,316)